Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	9,500,000	9,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	340,000,000	340,000,000
Common stock, shares issued	245,353,270	211,419,937
Common stock, shares outstanding	245,353,270	211,419,937
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0